Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

8.Fair Value Measurements

The Company’s SAFEs were recorded at fair value on the consolidated balance sheets. The fair value of the Company’s SAFEs were based on significant inputs not observable in the market, which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy. The valuation used probabilities considering pay-offs under various scenarios as described above. As such, the Company determined the fair value of the SAFEs under the Monte Carlo simulation method which was used to estimate the future market value of invested capital (“MVIC”) of the Company at a liquidity event and the expected payment to the Legacy Oklo SAFE holders at each simulated MVIC value. The Company believed these assumptions would be made by a market participant in estimating the valuation of the SAFEs. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFEs were recognized on the consolidated statements of operations.

The key assumptions used in the Monte Carlo simulation as of December 31, 2024 are presented in the table below:

Asset volatility (1)	85.8%
Risk-free rate (2)	3.8%
Expected term (3)	60	months
(1)	Asset volatility measures the uncertainty about the realization of expected future returns that was estimated based on the methodologies assuming default risk based on the implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFEs consistent with the expected term.
(3)	The simulation considers a total 5-year term. If there are no events occurring within 5 years, then the SAFE holders are expected to receive their principal amount.

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2024	2023
Beginning balance	$46,042	$13,340
SAFEs issued during the period	10,232	18,985
Change in fair value during the period (1)	27,864	13,717
Change in fair value upon conversion on SAFEs at Closing	(84,138)	—
Ending balance	$—	$46,042
(1)	The final measurement of fair value at Closing was calculated using the intrinsic value of the SAFEs upon the conversion to common stock.

As of December 31, 2024 and 2023, the estimated fair value of the SAFEs were $0 and $46,042, respectively. The change in fair value during the years ended, as reflected in the above table, is included in other income (loss) on the consolidated statements of operations.